Other current operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	12/31/2022	12/31/2021

Prepaid expenses	21.0	16.5
Indirect taxes (VAT/GST) receivables	39.7	26.9
Social security receivables	9.3	0.2
Other current assets	7.0	4.4
Other current operating assets	77.0	48.0

(CHF in millions)	12/31/2022	12/31/2021

Accrued expenses	35.8	54.9
Indirect taxes (VAT/GST) payables	26.9	19.2
Social security payables	2.5	40.8
Interim operational account	13.2	4.8
Other current operating liabilities	3.3	1.9
Other current operating liabilities	81.7	121.7